SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Oct. 01, 2019	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Cash held in PRC		$ 7,305,799	$ 10,847,959		¥ 51,226,986	¥ 73,801,918
Lease, Practical expedients	true
Operating lease right of use assets		118,154	243,874
Government grants		152,265	764,962	$ 360,169
Grant income		559,828	1,079,200	$ 680,151
Deferred government grants		$ 755,312	$ 1,106,939
Weighted average remaining periods for the government grant to be recognized		4 years 1 month 24 days	4 years 4 months 9 days
Research and development expense		$ 8,000	$ 54,000
Number of units in the fund		20,000
NAV of the Fund		$ 20,323,400
Minimum
Restricted cash required to keep amounts equal of notes payable value on deposit, percentage			30.00%
Maximum
Restricted cash required to keep amounts equal of notes payable value on deposit, percentage		50.00%